Employee benefits (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	$ 23,805	$ 20,447
Recognized in the Statement of Income	3,049	2,397
Interest expense	2,882	2,268
Service cost	167	129
Recognized in Equity - other comprehensive income	3,986	1,446
Remeasurement: Experience (gains) / losses	(465)	1,872
Remeasurement: (gains) / losses - demographic assumptions	1,135	(15)
Remeasurement: (gains) / losses - financial assumptions	3,316	(411)
Others	(74)	(485)
Benefits paid, net of assisted contributions	(2,052)	(1,923)
Contributions paid by participants	40	29
Others		(8)
Translation Adjustment	1,938	1,417
Present value of obligations at the end of the year	30,766	23,805
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	12,771	11,481
Recognized in the Statement of Income	1,559	1,277
Interest expense	1,548	1,267
Service cost	11	10
Recognized in Equity - other comprehensive income	737	281
Remeasurement: Experience (gains) / losses	(318)	1,367
Remeasurement: (gains) / losses - demographic assumptions	929
Remeasurement: (gains) / losses - financial assumptions	126	(1,086)
Others	(126)	(268)
Benefits paid, net of assisted contributions	(1,165)	(1,088)
Contributions paid by participants	25	23
Others
Translation Adjustment	1,014	797
Present value of obligations at the end of the year	14,941	12,771
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	4,119	3,485
Recognized in the Statement of Income	496	382
Interest expense	494	381
Service cost	2	1
Recognized in Equity - other comprehensive income	274	380
Remeasurement: Experience (gains) / losses	(107)	687
Remeasurement: (gains) / losses - demographic assumptions	80	4
Remeasurement: (gains) / losses - financial assumptions	301	(311)
Others	(83)	(128)
Benefits paid, net of assisted contributions	(413)	(379)
Contributions paid by participants	6	6
Others
Translation Adjustment	324	245
Present value of obligations at the end of the year	4,806	4,119
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	1,102	987
Recognized in the Statement of Income	141	129
Interest expense	131	116
Service cost	10	13
Recognized in Equity - other comprehensive income	73	(6)
Remeasurement: Experience (gains) / losses	(94)	95
Remeasurement: (gains) / losses - demographic assumptions	(1)	6
Remeasurement: (gains) / losses - financial assumptions	168	(107)
Others	41	(8)
Benefits paid, net of assisted contributions	(61)	(72)
Contributions paid by participants	9
Others		1
Translation Adjustment	93	63
Present value of obligations at the end of the year	1,357	1,102
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	5,813	4,485
Recognized in the Statement of Income	853	609
Interest expense	709	504
Service cost	144	105
Recognized in Equity - other comprehensive income	2,902	791
Remeasurement: Experience (gains) / losses	54	(277)
Remeasurement: (gains) / losses - demographic assumptions	127	(25)
Remeasurement: (gains) / losses - financial assumptions	2,721	1,093
Others	94	(72)
Benefits paid, net of assisted contributions	(413)	(384)
Contributions paid by participants
Others
Translation Adjustment	507	312
Present value of obligations at the end of the year	9,662	5,813
Other plans [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year		9
Recognized in the Statement of Income
Interest expense
Service cost
Recognized in Equity - other comprehensive income
Remeasurement: Experience (gains) / losses
Remeasurement: (gains) / losses - demographic assumptions
Remeasurement: (gains) / losses - financial assumptions
Others		(9)
Benefits paid, net of assisted contributions
Contributions paid by participants
Others		(9)
Translation Adjustment
Present value of obligations at the end of the year